License revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
License revenue	License revenue
Revenue comprises of license revenue only for the years ended December 31, 2022, 2021 and 2020:
Total revenue by geographical location (in thousands):

	December 31,
	2022	2021	2020
License revenue
United Kingdom	$—	$—	$242
United States	6,194	1,507	—
Total License revenue	$6,194	$1,507	$242

Research, Option and License Agreement with Moderna:
On June 22, 2021, the Company entered into a Research, Option and License Agreement (the “Moderna Agreement”) with ModernaTX, Inc. (“Moderna”), pursuant to which the Company granted to Moderna an exclusive research license to perform research and pre-clinical development activities relating to target sequences with respect to certain of the Company’s research targets and products. The Company also granted Moderna on a research target-by-research target basis, the right to obtain an exclusive commercial license upon payment of a commercial option fee of $2.0 million (the “Commercial Option”).
Pursuant to the Moderna Agreement, the Company received an upfront non-refundable cash payment of $1.5 million in October 2021 and are entitled to receive development milestones payments per product and in sales milestones payments per product from Moderna if certain clinical, regulatory and sales performance milestones are achieved. The Company is further eligible to receive royalties in the low to mid single digits on net sales on a product-by-product basis.
The Company identified the following material promises in the arrangement: the granting of an exclusive license to research and preclinical development activities as well as the initial transfer of know-how and information to Moderna. The Company determined the Commercial Option fee is not offered at a significant and incremental discount. Accordingly, the Commercial Option is an option granted to Moderna that does not represent a material right and, therefore, is not a performance obligation at the outset of the arrangement. The Company determined that the granting of the research license and the initial transfer of know-how were not distinct from one another and must be combined as a performance obligation (the “Moderna Combined Performance Obligation”). This is because Moderna requires the know-how to derive benefit from the research license. Based on these determinations, the Company identified one distinct performance obligation at the inception of the contract: the Moderna Combined Performance Obligation.
The Company further determined that the up-front payment of $1.5 million constituted the entirety of the consideration included in the transaction price at contract inception, which was allocated to the Combined Performance Obligation. The amount of the transaction price allocated to the Moderna Combined Performance Obligation is recognized as or when the Company satisfies the performance obligation. The Company determined that the Moderna Combined Performance Obligation was recognized at a point-in-time, upon the delivery of the transfer of know-how and research license to Moderna.
Upon execution of the Agreement, the transaction price included only the $1.5 million up-front payment was owed to the Company. The Company may receive further payments upon the exercise of the Commercial Option, the achievement of certain milestones, as detailed above, as well as royalty payments that reach mid-single digits based on future net sales. In September 2022, Moderna exercised its option, pursuant to the terms of the Moderna Agreement, to obtain the commercial license of the Company’s proprietary binders against an undisclosed immuno-oncology target for the development and commercialization of mRNA therapeutics resulting in the Company recognizing $2.0 million of license revenue for the year ended December 31, 2022.
The future milestones, which represent variable consideration, were evaluated under the most likely amount method, and were not included in the transaction price, because the amounts were fully constrained as of December 31, 2022 and 2021, respectively. As part of the Company’s evaluation of the constraint, it considered numerous factors, including that receipt of such milestones is outside the Company’s control. Separately, any consideration related to sales-based milestones, as well as royalties on net sales upon commercialization by Moderna, will be recognized when the related sales occur, and therefore, have also been excluded from the transaction price in accordance with the sales-based royalty exception. The Company will re-evaluate the transaction price in each reporting period, as uncertain events are resolved, or as other changes in circumstances occur.
Option and License Agreement with Bristol-Myers Squibb:
On October 3, 2022, the Company entered into an Option and License Agreement (the “BMS Agreement”) with Bristol-Myers Squibb Company (“BMS”), pursuant to which the Company granted to BMS a non-exclusive license to research, develop, manufacture, have manufactured, use, and commercialize products incorporating the Company's safety switch technology (RQR8 technology). Upon the execution of the BMS Agreement, the Company made available the RQR8 licensed know-how to BMS for a non-refundable upfront license fee of $3.5 million. Autolus has no further material performance obligations related to the BMS Agreement, as further discussed below. BMS have agreed to pay non-refundable development milestones and low single-digit royalties based on net sales of each product covered by the licensed intellectual property.
The Company further granted to BMS the option (the “Target Option”) to expand the rights and licenses granted hereunder to include the research, development, manufacture, use, or commercialization of licensed products up to a predetermined number of licensed targets upon payment of an option exercise fee ("Option Exercise Fee").
The Company identified the following material promises in the arrangement: the granting of a non-exclusive license for research and preclinical development activities as well as the initial transfer of know-how and information to BMS. The Company determined the Option Exercise Fee is not offered at a significant and incremental discount. Accordingly, the Commercial Option is an option granted to BMS that does not represent a material right and, therefore, is not a performance obligation at the outset of the arrangement. The Company determined that the granting of the research license and the initial transfer of know-how were not distinct from one another and must be combined as a performance obligation (the “BMS Combined Performance Obligation”). This is because BMS requires the know-how to derive benefit from the license. Based on these determinations, the Company identified one distinct performance obligation at the inception of the contract: the BMS Combined Performance Obligation. The Company further determined that the up-front payment of $3.5 million constituted the entirety of the consideration included in the transaction price at contract inception, which was allocated to the BMS Combined Performance Obligation. The amount of the transaction price allocated to the BMS Combined Performance Obligation is recognized as or when the Company satisfies the performance obligation. The Company determined that the BMS Combined Performance Obligation was recognized at a point-in-time, upon the delivery of the transfer of know-how and research license to BMS.
Upon execution of the BMS Agreement, the transaction price included only the $3.5 million up-front payment owed to the Company. The Company may receive further payments upon the exercise of the Target Option, the achievement of certain milestones, as well as royalty payments that reach low-single digit based on future net sales. The Company received an upfront non-refundable cash payment of $3.5 million in November 2022 and recognized license revenue of $3.5 million for the year ended December 31, 2022.
The future milestones, which represent variable consideration, were evaluated under the most likely amount method, and were not included in the transaction price, because the amounts were fully constrained as of December 31, 2022. As part of the Company’s evaluation of the constraint, it considered numerous factors, including that receipt of such milestones is outside the Company’s control. Separately, any consideration related to sales-based milestones, as well as royalties on net sales upon commercialization by BMS, will be recognized when the related sales occur, and therefore, have also been excluded from the transaction price in accordance with the sales-based royalty exception, as well as the Company’s accounting policy. The Company will re-evaluate the transaction price in each reporting period, as uncertain events are resolved, or as other changes in circumstances occur.
For the years ended December 31, 2022, 2021 and 2020, the Company has not recognized any variable consideration with regards to the development milestones which are included in the revenue generating license agreements with customers. These development milestones are not yet probable and therefore no revenue has been recognized.
For the years ended December 31, 2022, 2021 and 2020 the Company has not recognized any royalty revenue from the license agreements that were executed in the current and prior periods.